Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000151917
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Managed Beta Fund
Class Name	Institutional Shares
Trading Symbol	GGMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities broadly gained, supported by resilient corporate earnings, technology sector strength and generally firm economic activity. Rising bond yields, inflation concerns and geopolitical tensions in the Middle East tempered investor sentiment. Emerging markets stocks outperformed developed markets stocks overall.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional Shares	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,167,200	$1,170,400	$1,170,800
8/18	$1,297,693	$1,317,753	$1,308,954
8/19	$1,307,815	$1,310,374	$1,290,236
8/20	$1,519,289	$1,504,047	$1,489,449
8/21	$2,003,486	$1,961,428	$1,937,922
8/22	$1,686,735	$1,680,551	$1,623,203
8/23	$1,893,191	$1,907,258	$1,839,576
8/24	$2,310,640	$2,341,540	$2,255,689
8/25	$2,630,432	$2,703,074	$2,605,320
8/26	$3,225,962	$3,323,160	$3,187,609

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	22.64%	9.99%	12.42%
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	22.94%	11.11%	12.75%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	12.29%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 4,828,780,298
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 10,793,596
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$4,828,780,298
# of Portfolio Holdings as of Period End	482
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$10,793,596

Holdings [Text Block]

Asset Allocation (%)

Table Summary
Common Stocks	11.3%
Short-Term Investments	1.0%
Other	84.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund changed its principal investment strategy to enable the Fund to invest in volatility index derivatives and to authorize the Fund to invest in a wholly owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets through investments in commodity-linked derivatives.

As part of these changes, the Fund revised its principal investment risks to reflect commodity sector risk, subsidiary risk, and tax risk.

Material Fund Change Strategies [Text Block]

The Fund changed its principal investment strategy to enable the Fund to invest in volatility index derivatives and to authorize the Fund to invest in a wholly owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets through investments in commodity-linked derivatives.

Material Fund Change Risks Change [Text Block]	As part of these changes, the Fund revised its principal investment risks to reflect commodity sector risk, subsidiary risk, and tax risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000277167
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Managed Beta Fund
Class Name	Investor Shares
Trading Symbol	GGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the “Fund”) for the period of July 7, 2026 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$6Footnote Reference(a)	0.42%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period July 7, 2026 (commencement of operations) through August 31, 2026. Expenses would have been higher if the share class had been in existence for the full reporting period.
Footnote*	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.42%	[2]
Expenses Short Period Footnote [Text Block]	Based on the period July 7, 2026 (commencement of operations) through August 31, 2026. Expenses would have been higher if the share class had been in existence for the full reporting period.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities broadly gained, supported by resilient corporate earnings, technology sector strength and generally firm economic activity. Rising bond yields, inflation concerns and geopolitical tensions in the Middle East tempered investor sentiment. Emerging markets stocks outperformed developed markets stocks overall.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Investor Shares	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	MSCI ACWI IMI Index (Net, USD, Unhedged)
7/7/26	$10,000	$10,000	$10,000
8/26	$10,234	$10,243	$10,260

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	Since Inception
Investor Shares (Commenced July 7, 2026)	2.34%
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	2.43%
MSCI ACWI IMI Index (Net, USD, Unhedged)	2.60%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jul. 07, 2026
AssetsNet	$ 4,828,780,298
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 10,793,596
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$4,828,780,298
# of Portfolio Holdings as of Period End	482
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$10,793,596

Holdings [Text Block]

Asset Allocation (%)

Table Summary
Common Stocks	11.3%
Short-Term Investments	1.0%
Other	84.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund changed its principal investment strategy to enable the Fund to invest in volatility index derivatives and to authorize the Fund to invest in a wholly owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets through investments in commodity-linked derivatives.

As part of these changes, the Fund revised its principal investment risks to reflect commodity sector risk, subsidiary risk, and tax risk.

Material Fund Change Strategies [Text Block]

The Fund changed its principal investment strategy to enable the Fund to invest in volatility index derivatives and to authorize the Fund to invest in a wholly owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets through investments in commodity-linked derivatives.

Material Fund Change Risks Change [Text Block]	As part of these changes, the Fund revised its principal investment risks to reflect commodity sector risk, subsidiary risk, and tax risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201707
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Factor Allocation Fund
Class Name	Class P Shares
Trading Symbol	GSQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities delivered strong gains, supported by resilient corporate earnings, solid labor market data and expanding artificial intelligence infrastructure. U.S. fixed income performance was generally positive, shaped most by a significant shift in Federal Reserve monetary policy and a volatile macroeconomic backdrop.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,397	$10,427	$10,061	$10,801
8/19	$10,830	$11,153	$11,084	$11,116
8/20	$12,027	$12,788	$11,802	$13,555
8/21	$13,842	$14,676	$11,792	$17,781
8/22	$12,947	$13,050	$10,434	$15,784
8/23	$13,849	$14,006	$10,310	$18,300
8/24	$16,217	$16,378	$11,062	$23,266
8/25	$17,130	$17,937	$11,409	$26,961
8/26	$19,234	$19,905	$11,624	$32,456

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	12.28%	6.79%	8.12%
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)	10.97%	6.28%	8.56%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.81%
S&P 500® Index	20.38%	12.78%	15.08%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 2,394,964,181
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 17,175,962
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,394,964,181
# of Portfolio Holdings as of Period End	681
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$17,175,962

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	368.7	156.6	212.2	-55.6
Developed Markets Currency	3.3	0.8	2.5	-1.7
Fixed Income Put Options	16.3	-	16.3	-16.3
Fixed Income Call Options	16.6	-	16.6	-16.6
Interest Rate Put Options	8.3	8.3	-	8.3
US Equity	50.4	50.4	-	50.4
Interest Rate Call Options	8.3	8.3	-	8.3
Cash	101.7	52.3	49.4	3.0
Fixed Income	48.1	46.5	1.7	44.8
Short-Term Investments	55.0	55.0	-	55.0
Developed Markets Equity Call Options	24.4	24.4	-	24.4
Developed Markets Ex US Equity	0.1	0.1	-	0.1

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures.  The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure.  Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Factor Allocation Fund
Class Name	Institutional Shares
Trading Symbol	SFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities delivered strong gains, supported by resilient corporate earnings, solid labor market data and expanding artificial intelligence infrastructure. U.S. fixed income performance was generally positive, shaped most by a significant shift in Federal Reserve monetary policy and a volatile macroeconomic backdrop.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)	S&P 500® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/17	$1,068,800	$1,004,925	$1,081,600	$1,162,300
8/18	$1,124,164	$994,379	$1,178,511	$1,390,808
8/19	$1,170,817	$1,095,532	$1,260,536	$1,431,420
8/20	$1,301,246	$1,166,450	$1,445,330	$1,745,473
8/21	$1,496,563	$1,165,466	$1,658,806	$2,289,537
8/22	$1,399,735	$1,031,252	$1,475,010	$2,032,422
8/23	$1,496,037	$1,018,948	$1,582,981	$2,356,390
8/24	$1,752,757	$1,093,297	$1,851,138	$2,995,915
8/25	$1,846,880	$1,127,585	$2,027,366	$3,471,666
8/26	$2,072,199	$1,148,904	$2,249,768	$4,179,191

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	12.20%	6.72%	7.55%
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)	10.97%	6.28%	8.44%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
S&P 500® Index	20.38%	12.78%	15.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 2,394,964,181
Holdings Count | Holding	681
Advisory Fees Paid, Amount	$ 17,175,962
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,394,964,181
# of Portfolio Holdings as of Period End	681
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$17,175,962

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	368.7	156.6	212.2	-55.6
Developed Markets Currency	3.3	0.8	2.5	-1.7
Fixed Income Put Options	16.3	-	16.3	-16.3
Fixed Income Call Options	16.6	-	16.6	-16.6
Interest Rate Put Options	8.3	8.3	-	8.3
US Equity	50.4	50.4	-	50.4
Interest Rate Call Options	8.3	8.3	-	8.3
Cash	101.7	52.3	49.4	3.0
Fixed Income	48.1	46.5	1.7	44.8
Short-Term Investments	55.0	55.0	-	55.0
Developed Markets Equity Call Options	24.4	24.4	-	24.4
Developed Markets Ex US Equity	0.1	0.1	-	0.1

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures.  The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure.  Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226253
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Volatility Premium Fund
Class Name	Class P Shares
Trading Symbol	SVPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. fixed income performance was generally positive, shaped most by a significant shift in Federal Reserve monetary policy and a volatile macroeconomic backdrop. U.S. equities delivered strong gains, supported by resilient corporate earnings, solid labor market data and expanding artificial intelligence infrastructure.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	Bloomberg 1-5 Year U.S. Treasury Index	Bloomberg U.S. Aggregate Bond Index
3/29/21	$10,000	$10,000	$10,000
8/21	$10,100	$10,035	$10,284
8/22	$9,687	$9,460	$9,099
8/23	$9,822	$9,530	$8,991
8/24	$10,573	$10,117	$9,647
8/25	$10,965	$10,566	$9,950
8/26	$11,473	$10,768	$10,138

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced March 29, 2021)	4.63%	2.58%	2.57%
Bloomberg 1-5 Year U.S. Treasury Index	1.91%	1.42%	1.37%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.25%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Mar. 29, 2021
AssetsNet	$ 637,297,829
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,987,516
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$637,297,829
# of Portfolio Holdings as of Period End	72
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,987,516

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	518.9	232.6	286.3	-53.7
Fixed Income Put Options	82.2	-	82.2	-82.2
Fixed Income Call Options	83.7	-	83.7	-83.7
Interest Rate Put Options	0.8	0.8	-	0.8
US Equity	1.3	1.3	-	1.3
Interest Rate Call Options	0.8	0.8	-	0.8
Cash	40.4	23.1	17.3	5.7
Fixed Income	67.6	44.3	23.3	21.0
Short-Term Investments	94.2	94.2	-	94.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, investments related to U.S. government securities was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective December 29, 2025, investments related to U.S. government securities was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226252
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Volatility Premium Fund
Class Name	Institutional Shares
Trading Symbol	SVPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. fixed income performance was generally positive, shaped most by a significant shift in Federal Reserve monetary policy and a volatile macroeconomic backdrop. U.S. equities delivered strong gains, supported by resilient corporate earnings, solid labor market data and expanding artificial intelligence infrastructure.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional Shares	Bloomberg 1-5 Year U.S. Treasury Index	Bloomberg U.S. Aggregate Bond Index
3/29/21	$1,000,000	$1,000,000	$1,000,000
8/21	$1,010,000	$1,003,500	$1,028,400
8/22	$968,691	$945,999	$909,928
8/23	$982,059	$953,000	$899,100
8/24	$1,056,008	$1,011,705	$964,734
8/25	$1,095,080	$1,056,624	$995,027
8/26	$1,145,782	$1,076,806	$1,013,833

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced March 29, 2021)	4.63%	2.55%	2.54%
Bloomberg 1-5 Year U.S. Treasury Index	1.91%	1.42%	1.37%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.25%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Mar. 29, 2021
AssetsNet	$ 637,297,829
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,987,516
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$637,297,829
# of Portfolio Holdings as of Period End	72
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,987,516

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Developed Markets Equity Put Options	518.9	232.6	286.3	-53.7
Fixed Income Put Options	82.2	-	82.2	-82.2
Fixed Income Call Options	83.7	-	83.7	-83.7
Interest Rate Put Options	0.8	0.8	-	0.8
US Equity	1.3	1.3	-	1.3
Interest Rate Call Options	0.8	0.8	-	0.8
Cash	40.4	23.1	17.3	5.7
Fixed Income	67.6	44.3	23.3	21.0
Short-Term Investments	94.2	94.2	-	94.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, investments related to U.S. government securities was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective December 29, 2025, investments related to U.S. government securities was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201713
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Class P Shares
Trading Symbol	GSLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Risk assets proved resilient despite geopolitical shocks, persistent inflation and shifting monetary policy expectations. Solid corporate earnings, economic activity and technology sector strength supported equities. Commodities fluctuated amid energy price volatility, while inflation concerns pushed up bond yields.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class P	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,113	$10,071	$10,801
8/19	$10,173	$10,309	$11,116
8/20	$10,559	$10,439	$13,555
8/21	$11,559	$10,447	$17,781
8/22	$11,616	$10,486	$15,784
8/23	$12,051	$10,931	$18,300
8/24	$12,878	$11,530	$23,266
8/25	$13,351	$12,048	$26,961
8/26	$13,877	$12,495	$32,456

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	3.94%	3.72%	3.99%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	3.71%	3.64%	2.69%
S&P 500® Index	20.38%	12.78%	15.08%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 5,223,578,025
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 33,978,839
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,223,578,025
# of Portfolio Holdings as of Period End	226
Portfolio Turnover Rate for the Period	106%
Total Net Advisory Fees Paid for the Period	$33,978,839

Holdings [Text Block]

Asset Class Exposure (%)Footnote Reference*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	2.6	2.6	-	2.6
Ensemble Timing System Tilt (S&P 500)	0.1	0.1	-	0.1
Long European Healthcare Equities	3.8	3.8	-	3.8
Long Indian Equities	1.9	1.9	-	1.9
N.A. Tech Software Equity OptionsFootnote Reference^	-	-	-	-
EURO Stoxx Banks OptionsFootnote Reference^	-	-	-	-
Korean Equity Options	0.3	0.3	-	0.3
Long US 5y TIPS	8.7	8.7	-	8.7
Long UK 5y Gilt	2.5	2.5	-	2.5
US Healthcare Equities Options	0.3	0.3	-	0.3
Long INR vs Short EUR	1.3	-	1.3	-1.3
Long INR vs Short SGD	1.3	-	1.3	-1.3
Investment Grade Fixed Income	78.0	78.0	-	78.0
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	Amounts are rounding to zero.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, industry concentration risk was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective December 29, 2025, industry concentration risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Class R6 Shares
Trading Symbol	TTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Risk assets proved resilient despite geopolitical shocks, persistent inflation and shifting monetary policy expectations. Solid corporate earnings, economic activity and technology sector strength supported equities. Commodities fluctuated amid energy price volatility, while inflation concerns pushed up bond yields.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
12/29/17	$10,000	$10,000	$10,000
8/18	$10,061	$10,115	$10,994
8/19	$10,119	$10,354	$11,315
8/20	$10,505	$10,484	$13,798
8/21	$11,501	$10,493	$18,098
8/22	$11,557	$10,531	$16,066
8/23	$11,989	$10,979	$18,627
8/24	$12,812	$11,581	$23,682
8/25	$13,282	$12,101	$27,443
8/26	$13,819	$12,550	$33,035

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	4.04%	3.74%	3.80%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	3.71%	3.64%	2.65%
S&P 500® Index	20.38%	12.78%	14.76%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 5,223,578,025
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 33,978,839
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,223,578,025
# of Portfolio Holdings as of Period End	226
Portfolio Turnover Rate for the Period	106%
Total Net Advisory Fees Paid for the Period	$33,978,839

Holdings [Text Block]

Asset Class Exposure (%)Footnote Reference*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	2.6	2.6	-	2.6
Ensemble Timing System Tilt (S&P 500)	0.1	0.1	-	0.1
Long European Healthcare Equities	3.8	3.8	-	3.8
Long Indian Equities	1.9	1.9	-	1.9
N.A. Tech Software Equity OptionsFootnote Reference^	-	-	-	-
EURO Stoxx Banks OptionsFootnote Reference^	-	-	-	-
Korean Equity Options	0.3	0.3	-	0.3
Long US 5y TIPS	8.7	8.7	-	8.7
Long UK 5y Gilt	2.5	2.5	-	2.5
US Healthcare Equities Options	0.3	0.3	-	0.3
Long INR vs Short EUR	1.3	-	1.3	-1.3
Long INR vs Short SGD	1.3	-	1.3	-1.3
Investment Grade Fixed Income	78.0	78.0	-	78.0
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	Amounts are rounding to zero.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, industry concentration risk was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective December 29, 2025, industry concentration risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000144475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Institutional Shares
Trading Symbol	TTIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Risk assets proved resilient despite geopolitical shocks, persistent inflation and shifting monetary policy expectations. Solid corporate earnings, economic activity and technology sector strength supported equities. Commodities fluctuated amid energy price volatility, while inflation concerns pushed up bond yields.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

Table Summary
	Institutional Shares	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	S&P 500® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,021,700	$1,006,200	$1,162,300
8/18	$1,046,119	$1,021,494	$1,390,808
8/19	$1,053,546	$1,045,602	$1,431,420
8/20	$1,092,843	$1,058,776	$1,745,473
8/21	$1,195,898	$1,059,623	$2,289,537
8/22	$1,201,758	$1,063,544	$2,032,422
8/23	$1,247,666	$1,108,744	$2,356,390
8/24	$1,332,632	$1,169,504	$2,995,915
8/25	$1,380,740	$1,222,014	$3,471,666
8/26	$1,435,555	$1,267,351	$4,179,191

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Shares	3.97%	3.72%	3.68%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	3.71%	3.64%	2.40%
S&P 500® Index	20.38%	12.78%	15.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

AssetsNet	$ 5,223,578,025
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 33,978,839
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$5,223,578,025
# of Portfolio Holdings as of Period End	226
Portfolio Turnover Rate for the Period	106%
Total Net Advisory Fees Paid for the Period	$33,978,839

Holdings [Text Block]

Asset Class Exposure (%)Footnote Reference*

Table Summary
Header	Gross	Long	Short	Net
Trend-Based Rotation Tilt	1.8	1.8	-	1.8
Long Spot Uranium	0.8	0.8	-	0.8
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	2.6	2.6	-	2.6
Ensemble Timing System Tilt (S&P 500)	0.1	0.1	-	0.1
Long European Healthcare Equities	3.8	3.8	-	3.8
Long Indian Equities	1.9	1.9	-	1.9
N.A. Tech Software Equity OptionsFootnote Reference^	-	-	-	-
EURO Stoxx Banks OptionsFootnote Reference^	-	-	-	-
Korean Equity Options	0.3	0.3	-	0.3
Long US 5y TIPS	8.7	8.7	-	8.7
Long UK 5y Gilt	2.5	2.5	-	2.5
US Healthcare Equities Options	0.3	0.3	-	0.3
Long INR vs Short EUR	1.3	-	1.3	-1.3
Long INR vs Short SGD	1.3	-	1.3	-1.3
Investment Grade Fixed Income	78.0	78.0	-	78.0
Footnote	Description
Footnote*	Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.
Footnote^	Amounts are rounding to zero.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, industry concentration risk was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective December 29, 2025, industry concentration risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Based on the period July 7, 2026 (commencement of operations) through August 31, 2026. Expenses would have been higher if the share class had been in existence for the full reporting period.
[2]	Annualized.